Document and Entity Information	12 Months Ended
Dec. 31, 2016
Document and Entity Information [Abstract]
Entity Registrant Name	OncBioMune Pharmaceuticals, Inc
Entity Central Index Key	0001362703
Document Type	POS AM
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Trading Symbol	OBMP
Entity Filer Category	Smaller Reporting Company